Consolidated Statements of Financial Position (Parenthetical) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Share capital, shares outstanding	71,219	64,676	56,378